Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Fund”)
Supplement dated September 21, 2026
to the Summary Prospectus dated October 27, 2025,
as amended and restated June 18, 2026 and as supplemented, and the
Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
At a meeting held on August 19‑20, 2026, the Board of Trustees of Bridge Builder Trust (the “Trust”), upon the recommendation of Olive Street Investment Advisers, LLC, approved certain changes to the Fund, including (i) a change to the Fund’s name to “Bridge Builder Mid Cap Fund,” (ii) changes to the Fund’s principal investment strategy pursuant to which the Fund will invest primarily in mid‑capitalization companies and no longer invest primarily in both small- and mid‑capitalization companies or follow a growth-oriented investment style, and (iii) a new 80% investment policy to invest in securities of mid‑capitalization companies (collectively, the “Repositioning”). The Trust provided shareholders with notice of the Repositioning, including advance notice of the Fund’s new 80% investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940, in a supplement dated August 24, 2026 (the “August Supplement”). The Repositioning is expected to be completed by October 28, 2026.
In connection with the Repositioning, the Board also approved the appointment of certain new sub‑advisers and the termination of certain existing sub‑advisory agreements, as previously disclosed in the August Supplement. The Fund is now beginning to implement changes in connection with the Repositioning on a phased basis.
The changes described in this supplement are expected to be implemented in accordance with the approximate dates set forth below:
•
Effective on or about September 25, 2026, Eagle Asset Management, Inc. (“Eagle”) and Federated MDTA LLC (“Federated MDT”) will no longer serve as subadvisers to each of their respective allocated portions of the Fund.

Effective on or about the same date, LSV Asset Management (“LSV”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) will each begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to Eagle, Federated MDT, LSV and Vaughan Nelson will become effective on or about September 25, 2026.
•
Effective on or about October 2, 2026, Boston Partners Global Investors, Inc. (“Boston Partners”) will begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to Boston Partners will become effective on or about October 2, 2026.

Artisan Partners Limited Partnership, Driehaus Capital Management LLC, Los Angeles Capital Management LLC, Russell Investment Management, LLC and Stephens Investment Management Group, LLC will continue to serve as subadvisers to the Fund.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented and revised as follows:
1.	All references and information related to Eagle and Federated MDT, with respect to the Fund, are hereby deleted in their entirety.
2.
The fifth paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and the fifth paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Boston Partners Global Investors, Inc. (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Los Angeles Capital Management LLC (“LA Capital”), LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), Stephens Investment Management Group, LLC (“SIMG”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.
The following paragraphs are hereby added to the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and to the corresponding sub‑section of the Summary Prospectus:

Boston Partners’ Principal Investment Strategies
Boston Partners primarily invests in mid‑capitalization companies. Boston Partners uses bottom‑up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuations, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom‑up stock selection.
LSV’s Principal Investment Strategies
LSV primarily invests in mid‑capitalization companies. LSV uses a bottom‑up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
Vaughan Nelson’s Principal Investment Strategies
Vaughan Nelson primarily invests in mid‑capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom‑up value-oriented investment process in constructing its allocated portion of the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•	Companies earning a positive return on capital with stable‑to‑improving returns;
•	Companies valued at a discount to their asset value; and
•	Companies with an attractive and sustainable dividend level.

Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Fund”)
Supplement dated September 21, 2026
to the Summary Prospectus dated October 27, 2025,
as amended and restated June 18, 2026 and as supplemented, and the
Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
At a meeting held on August 19‑20, 2026, the Board of Trustees of Bridge Builder Trust (the “Trust”), upon the recommendation of Olive Street Investment Advisers, LLC, approved certain changes to the Fund, including (i) a change to the Fund’s name to “Bridge Builder Mid Cap Fund,” (ii) changes to the Fund’s principal investment strategy pursuant to which the Fund will invest primarily in mid‑capitalization companies and no longer invest primarily in both small- and mid‑capitalization companies or follow a growth-oriented investment style, and (iii) a new 80% investment policy to invest in securities of mid‑capitalization companies (collectively, the “Repositioning”). The Trust provided shareholders with notice of the Repositioning, including advance notice of the Fund’s new 80% investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940, in a supplement dated August 24, 2026 (the “August Supplement”). The Repositioning is expected to be completed by October 28, 2026.
In connection with the Repositioning, the Board also approved the appointment of certain new sub‑advisers and the termination of certain existing sub‑advisory agreements, as previously disclosed in the August Supplement. The Fund is now beginning to implement changes in connection with the Repositioning on a phased basis.
The changes described in this supplement are expected to be implemented in accordance with the approximate dates set forth below:
•
Effective on or about September 25, 2026, Eagle Asset Management, Inc. (“Eagle”) and Federated MDTA LLC (“Federated MDT”) will no longer serve as subadvisers to each of their respective allocated portions of the Fund.

Effective on or about the same date, LSV Asset Management (“LSV”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) will each begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to Eagle, Federated MDT, LSV and Vaughan Nelson will become effective on or about September 25, 2026.
•
Effective on or about October 2, 2026, Boston Partners Global Investors, Inc. (“Boston Partners”) will begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to Boston Partners will become effective on or about October 2, 2026.

Artisan Partners Limited Partnership, Driehaus Capital Management LLC, Los Angeles Capital Management LLC, Russell Investment Management, LLC and Stephens Investment Management Group, LLC will continue to serve as subadvisers to the Fund.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented and revised as follows:
1.	All references and information related to Eagle and Federated MDT, with respect to the Fund, are hereby deleted in their entirety.
2.
The fifth paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and the fifth paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Boston Partners Global Investors, Inc. (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Los Angeles Capital Management LLC (“LA Capital”), LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), Stephens Investment Management Group, LLC (“SIMG”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.
The following paragraphs are hereby added to the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and to the corresponding sub‑section of the Summary Prospectus:

Boston Partners’ Principal Investment Strategies
Boston Partners primarily invests in mid‑capitalization companies. Boston Partners uses bottom‑up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuations, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom‑up stock selection.
LSV’s Principal Investment Strategies
LSV primarily invests in mid‑capitalization companies. LSV uses a bottom‑up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
Vaughan Nelson’s Principal Investment Strategies
Vaughan Nelson primarily invests in mid‑capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom‑up value-oriented investment process in constructing its allocated portion of the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•	Companies earning a positive return on capital with stable‑to‑improving returns;
•	Companies valued at a discount to their asset value; and
•	Companies with an attractive and sustainable dividend level.